Details of Significant Accounts - Income tax, schedule of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current tax expense recognized for the current period	$ 1,248	$ 1,076	$ 144
Tax on undistributed surplus earnings	73	0	0
Prior year income tax underestimation	242	6	0
Total current tax	1,563	1,082	144
Deferred income tax:
Origination and reversal of temporary differences	(469)	(1,817)	(29)
Total deferred income tax	(469)	(1,817)	(29)
Income tax expense (benefit)	$ 1,094	$ (735)	$ 115